OTHER RECEIVABLES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER RECEIVABLES, NET
Provision for Other Credit Losses	$ 8,988	¥ 62,625	¥ 330,280